Concentration and risks (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Concentration and risks
Foreign currency exchange appreciation (depreciation) rate	7.00%	(1.00%)
Currency convertibility risk
Concentration and risks
Cash and cash equivalents, restricted cash and short-term investments	¥ 58,096,903,000	¥ 33,601,008,000